RISK MANAGEMENT (Details Narrative)	12 Months Ended
Dec. 31, 2021 Decimal
IfrsStatementLineItems [Line Items]
Description of accounts payable	The Company’s Canadian dollar equivalent of financial assets and liabilities that are denominated in Danish Krones consist of accounts payable of $6,776 (2020 - $7,349) and $3,032 in USD currency (2020 - $1,798).
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	1.2794
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	1.4462
Denmark, Kroner
IfrsStatementLineItems [Line Items]
Closing foreign exchange rate	0.1936